Investments - Schedule of Unrealized Gains and Losses, and Fair Value Debt Securities, Available-for-Sale (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 9,017	$ 11,187		$ 0
AeroFlexx
Debt Securities, Available-for-Sale [Line Items]
Amortized cost		10,278
Gross unrealized gains		909
Fair value		$ 11,187	$ 7,635	$ 0